New Accounting Pronouncements Adopted (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to net cash provided by operating activities	[1]	$ 1,672,081	$ 1,181,444	$ 883,613
Decrease to net cash used in (provided by) financing activities	[1]	$ (73,152)	$ 318,211	(1,590,090)
0.25% Convertible Senior Notes due April 1, 2018 | Notes Payable to Banks [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contractual interest rate		0.25%	0.25%
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance costs		$ 7,900	$ 11,100
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to net cash provided by operating activities		59,500	7,700	8,100
Decrease to net cash used in (provided by) financing activities		$ 59,500	$ 7,700	$ 8,100

[1]	Please refer to Note 2, “New Accounting Pronouncements Adopted” for detail on the accounting pronouncements adopted and the impacts on the periods presented.